Filed Pursuant to Rule 497(e)
1933 Act File No. 033-38074
1940 Act File No. 811-06260

QUAKER INVESTMENT TRUST

On behalf of the Quaker Small/Mid-Cap Impact Value Fund (the “Fund”), a series of Quaker Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the supplement dated March 24, 2020 for the Fund, which was filed pursuant to Rule 497(e) on March 24, 2020. The purpose of this filing is to submit the 497(e) filing dated March 24, 2020 in XBRL for the Fund.
The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE